Other Assets and Liabilities	12 Months Ended
Mar. 31, 2025
Other Assets And Liabilities [Abstract]
Other Assets and Liabilities	OTHER ASSETS AND LIABILITIES
Major components of other assets and liabilities at March 31, 2024 and 2025 were as follows:

	2024 (As Adjusted)	2025
	(in millions)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions	¥936,259	¥293,058
Other(1)	1,951,742	2,026,871
Investments in equity method investees	4,115,988	4,564,269
Prepaid benefit cost (Note 13)	1,986,760	2,196,632
Cash collateral pledged for derivative transactions (Note 9)	3,182,590	2,566,588
Cash collateral for the use of Bank of Japan’s settlement infrastructure	933,000	10,000
Accrued interest	737,947	761,358
Deferred tax assets (Note 8)	142,773	123,343
Right-of-use assets of operating leases (Note 7)	235,548	247,221
Other	6,094,889	6,344,058
Total	¥20,317,496	¥19,133,398
Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions	¥1,580,646	¥1,447,659
Other	1,821,455	1,690,202
Obligations to return securities received as collateral (Notes 15, 16 and 31)	7,222,728	6,046,755
Accrued interest	567,500	560,982
Deferred tax liabilities (Note 8)	612,681	754,888
Allowance for off-balance sheet credit instruments	178,259	178,054
Accrued benefit cost (Note 13)	105,859	103,957
Guarantees and indemnifications	67,213	73,443
Cash collateral received for derivative transactions (Note 9)	1,404,066	1,415,939
Obligations under operating leases (Note 7)	329,267	341,499
Accrued and other liabilities	3,647,512	3,799,463
Total	¥17,537,186	¥16,412,841

Note:
(1)Accounts receivable—Other is primarily comprised of receivables relating to the card business. The provision or reversal of the allowance for credit losses relating to the receivables is included in Non-interest expense on the consolidated statements of income. The credit quality for these receivables is primarily evaluated based on the extent of delinquency. The outstanding balance of these account receivables are presented on a net basis after allowance for credit losses. The change of allowance for credit losses during the fiscal years ended March 31, 2023, 2024 and 2025 is primarily due to provision or reversal of the allowance for the receivables.
Investments in equity method investees include marketable equity securities carried at ¥3,527,197 million and ¥3,885,529 million at March 31, 2024 (As Adjusted) and 2025, respectively. Corresponding aggregated market values were ¥6,263,733 million and ¥7,461,707 million, respectively. Marketable equity securities include Morgan Stanley’s common stock carried at ¥2,949,649 million and ¥3,247,891 million at March 31, 2024 and 2025, respectively. As of March 31, 2025, the MUFG Group held approximately 23.47% of its common stock. Investments in equity method investees also include investments in Morgan Stanley MUFG Securities, Co., Ltd. at ¥183,423 million and ¥195,614 million at March 31, 2024 and 2025, respectively.
The MUFG Group periodically evaluates whether a loss in value of investments in equity method investees is other-than-temporary. As a result of evaluations, the MUFG Group recognized other-than-temporary declines in the value of an investment and recorded impairment losses related to certain affiliated companies of ¥58,061 million, ¥19,978 million and ¥8,177 million for the f iscal years ended March 31, 2023, 2024 and 2025, respectively. The impairment losses are included in Equity in earnings of equity method investees—net in the accompanying consolidated statements of income.
Summarized Financial Information of the MUFG Group’s Equity Method Investees
Summarized financial information of Morgan Stanley, the largest portion of the MUFG Group’s equity method investees, as of March 31, 2024 and 2025, and for each of the three years ended March 31, 2025 is as follows:

	2024	2025
	(in billions)
Trading assets	¥55,663	¥59,844
Securities purchased under agreements to resell	18,583	17,800
Securities borrowed	20,115	20,967
Total assets	186,008	194,420
Deposits	53,371	57,051
Customer and other payables	32,458	30,163
Borrowings	41,090	45,662
Total liabilities	170,845	178,295
Noncontrolling interests	143	155

	2023	2024	2025
	(in billions)
Net revenues	¥7,235	¥7,907	¥9,739
Total non-interest expenses	5,376	6,068	6,843
Income from continuing operations before income taxes	1,797	1,798	2,835
Net income applicable to Morgan Stanley	1,402	1,375	2,162
Summarized financial information of the MUFG Group’s equity method investees, other than Morgan Stanley as of March 31, 2024 and 2025, and for each of the three years ended March 31, 2025 is as follows:

	2024 (As Adjusted)	2025
	(in billions)
Net loans	¥21,053	¥20,315
Total assets	40,549	40,852
Deposits	15,138	13,742
Total liabilities	33,291	32,900
Noncontrolling interests	87	93

	2023 (As Adjusted)	2024 (As Adjusted)	2025
	(in billions)
Total interest income	¥1,428	¥1,820	¥1,998
Total interest expense	519	782	775
Net interest income	909	1,038	1,223
Provision for credit losses	245	291	366
Income before income tax expense	615	698	838
Net income	497	596	704